DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Business Segment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues [Abstract]
Revenues	$ 48,561,494	$ 52,399,423	$ 30,694,588
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	22,620,423	23,785,660	11,469,824
Reportable Segments [Member] | Natural Gas Transportation [Member] | Firm [Member]
Revenues [Abstract]
Revenues	18,521,215	18,834,776	8,971,393
Reportable Segments [Member] | Natural Gas Transportation [Member] | Access and Charge [Member]
Revenues [Abstract]
Revenues	835,721	870,398	666,979
Reportable Segments [Member] | Natural Gas Transportation [Member] | Interruptible and Others [Member]
Revenues [Abstract]
Revenues	3,263,487	4,080,486	1,831,452
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	23,138,182	25,578,373	17,189,194
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Product [Member]
Revenues [Abstract]
Revenues	21,708,919	23,867,702	15,776,153
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Services [Member]
Revenues [Abstract]
Revenues	1,226,814	1,084,994	878,235
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Government Grants [Member]
Revenues [Abstract]
Revenues	202,449	625,677	534,806
Reportable Segments [Member] | Other Services [Member]
Revenues [Abstract]
Revenues	2,526,643	2,784,534	1,844,712
Reportable Segments [Member] | Other Services [Member] | Conditioning and Treatment [Member]
Revenues [Abstract]
Revenues	1,273,070	1,130,820	841,091
Reportable Segments [Member] | Other Services [Member] | Operation and Maintenance [Member]
Revenues [Abstract]
Revenues	651,665	738,568	637,752
Reportable Segments [Member] | Other Services [Member] | Steam Sales [Member]
Revenues [Abstract]
Revenues	231,565	210,387	148,582
Reportable Segments [Member] | Other Services [Member] | Construction [Member]
Revenues [Abstract]
Revenues	11,899	32,799	213,270
Reportable Segments [Member] | Other Services [Member] | UT Construction [Member]
Revenues [Abstract]
Revenues	187,686	666,402	0
Reportable Segments [Member] | Other Services [Member] | Transportation and conditioning of Natural Gas in Vaca Muerta [Member]
Revenues [Abstract]
Revenues	165,725	0	0
Reportable Segments [Member] | Other Services [Member] | Others [Member]
Revenues [Abstract]
Revenues	5,033	5,558	4,017
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	$ 276,246	$ 250,856	$ 190,858